Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance For Doubtful Accounts (in Dollars)	$ 0	$ 0	$ 0
Property and equipment, accumulated depreciation (in Dollars)	2,031	2,002	2,001
Intangible assets, accumulated amortization (in Dollars)	$ 423	$ 418	$ 401
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock,shares issued	25,320,569	25,244,485	18,835,571
Common stock, shares outstanding	25,320,569	25,244,485	18,835,571